Long-Term Debt - Euro-denominated term loans- Additional Information (Detail) $ in Thousands, € in Millions	6 Months Ended
	Jun. 30, 2015 USD ($) CreditFacility	Jun. 30, 2015 EUR (€) CreditFacility	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 1,960,409		$ 1,924,124
Minimum [Member]
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	0.30%
Maximum [Member]
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	2.80%
Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member]
Debt Instrument [Line Items]
Long-term debt	$ 255,317	€ 229.2	$ 284,993
Number of credit facilities | CreditFacility	2	2
Reference rate for the variable rate of the debt instrument	EURIBOR
Debt instrument collateral, description	The term loans are collateralized by first-priority mortgages on two vessels to which the loans relate, together with certain other related security and are guaranteed by the Partnership and one of its subsidiaries.
Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member] | Minimum [Member]
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	0.60%
Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member] | Maximum [Member]
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	2.25%